Shareholder Report	6 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000202455
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class Z
Trading Symbol	DIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 2,268,253,190	$ 2,268,253,190
Holdings Count | Holding	1,820	1,820
Advisory Fees Paid, Amount	$ 9,092,776
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,268,253,190
Number of Portfolio Holdings	1,820
Portfolio Turnover Rate	77%
Advisory Fees Paid	$9,092,776

Holdings [Text Block]

Sector Allocation (%)

Financial	20.6%
Consumer Non-cyclical	18.7%
Industrial	16.6%
Technology	10.5%
Exchange Traded Funds (ETFs)	2.4%
Others	29.3%
Short-Term Investments	1.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202452
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class Z
Trading Symbol	DLCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	25.34%	14.05%	11.74%
Russell 1000 Index	26.48%	15.49%	13.64%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 4,435,906,440	$ 4,435,906,440
Holdings Count | Holding	282	282
Advisory Fees Paid, Amount	$ 13,412,937
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,435,906,440
Number of Portfolio Holdings	282
Portfolio Turnover Rate	46%
Advisory Fees Paid	$13,412,937

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	96.0%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stock	0.0%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202461
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class Z
Trading Symbol	DMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.50%	0.83%	1.89%
ICE BofA US Municipal Securities 2-12 Year Index	5.01%	1.03%	2.02%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 822,996,612	$ 822,996,612
Holdings Count | Holding	698	698
Advisory Fees Paid, Amount	$ 2,448,262
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,996,612
Number of Portfolio Holdings	698
Portfolio Turnover Rate	24%
Advisory Fees Paid	$2,448,262

Holdings [Text Block]

Asset Class Weightings (%)

Municipal Bonds	90.7%
Exchange Traded Funds (ETFs)	4.0%
Short-Term Investments	4.4%
Money Market Fund	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176698
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.73%	-0.49%	0.87%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.59%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,963,022,711	$ 1,963,022,711
Holdings Count | Holding	2,005	2,005
Advisory Fees Paid, Amount	$ 5,975,297
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,963,022,711
Number of Portfolio Holdings	2,005
Portfolio Turnover Rate	86%
Advisory Fees Paid	$5,975,297

Holdings [Text Block]

Asset Class Weightings (%)

Mortgage-Backed Securities	24.6%
U.S. Government Agencies & Obligations	20.1%
Corporate Bonds & Notes	19.0%
Collateralized Mortgage Obligations	18.8%
Asset-Backed Securities	11.1%
Others	3.2%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176695
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class I
Trading Symbol	DIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 2,268,253,190	$ 2,268,253,190
Holdings Count | Holding	1,820	1,820
Advisory Fees Paid, Amount	$ 9,092,776
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,268,253,190
Number of Portfolio Holdings	1,820
Portfolio Turnover Rate	77%
Advisory Fees Paid	$9,092,776

Holdings [Text Block]

Sector Allocation (%)

Financial	20.6%
Consumer Non-cyclical	18.7%
Industrial	16.6%
Technology	10.5%
Exchange Traded Funds (ETFs)	2.4%
Others	29.3%
Short-Term Investments	1.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176701
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	DMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.31%	0.67%	1.54%
ICE BofA US Municipal Securities 2-12 Year Index	5.01%	1.03%	2.07%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 822,996,612	$ 822,996,612
Holdings Count | Holding	698	698
Advisory Fees Paid, Amount	$ 2,448,262
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,996,612
Number of Portfolio Holdings	698
Portfolio Turnover Rate	24%
Advisory Fees Paid	$2,448,262

Holdings [Text Block]

Asset Class Weightings (%)

Municipal Bonds	90.7%
Exchange Traded Funds (ETFs)	4.0%
Short-Term Investments	4.4%
Money Market Fund	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176693
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class I
Trading Symbol	DMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	9.77%	6.33%	4.85%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.59%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 720,350,617	$ 720,350,617
Holdings Count | Holding	127	127
Advisory Fees Paid, Amount	$ 3,467,811
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$720,350,617
Number of Portfolio Holdings	127
Portfolio Turnover Rate	25%
Advisory Fees Paid	$3,467,811

Holdings [Text Block]

Asset Class Weightings (%)

Asset-Backed Securities	19.2%
Open-End Funds	18.7%
Collateralized Mortgage Obligations	16.8%
Common Stocks	15.0%
Corporate Bonds & Notes	11.6%
Others	3.1%
Short-Term Investments	15.6%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176694
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	DSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	Russell Midcap Index	Russell 2000 Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,310	$10,344	$10,213
Feb-18	$11,083	$11,217	$11,060
Aug-18	$12,869	$12,195	$12,812
Feb-19	$12,082	$11,848	$11,678
Aug-19	$12,263	$12,261	$11,160
Feb-20	$12,144	$12,125	$11,103
Aug-20	$13,245	$13,332	$11,832
Feb-21	$18,660	$16,505	$16,765
Aug-21	$20,284	$18,829	$17,403
Feb-22	$18,971	$17,672	$15,757
Aug-22	$17,391	$16,039	$14,291
Feb-23	$17,860	$16,790	$14,809
Aug-23	$18,193	$17,382	$14,955
Feb-24	$20,003	$19,386	$16,297
Aug-24	$21,401	$20,886	$17,718

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	17.56%	11.73%	10.71%
Russell Midcap Index	20.07%	11.19%	10.35%
Russell 2000 Index	18.39%	9.65%	7.95%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 895,161,032	$ 895,161,032
Holdings Count | Holding	2,786	2,786
Advisory Fees Paid, Amount	$ 3,581,509
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$895,161,032
Number of Portfolio Holdings	2,786
Portfolio Turnover Rate	73%
Advisory Fees Paid	$3,581,509

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	95.3%
Exchange Traded Funds (ETFs)	1.8%
REIT	0.0%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Short-Term Investments	2.4%
Money Market Fund	0.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176699
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	DLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000
Aug-17	$10,080	$10,089
Feb-18	$10,152	$10,025
Aug-18	$10,304	$10,111
Feb-19	$10,434	$10,280
Aug-19	$10,623	$10,580
Feb-20	$10,705	$10,781
Aug-20	$10,605	$10,968
Feb-21	$11,050	$10,991
Aug-21	$11,232	$11,018
Feb-22	$11,461	$10,822
Aug-22	$11,213	$10,573
Feb-23	$11,467	$10,542
Aug-23	$11,786	$10,741
Feb-24	$12,360	$11,031
Aug-24	$12,798	$11,416

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	8.56%	3.78%	3.35%
ICE BofA US Corporate & Government (1-3 Yr) Index	6.25%	1.53%	1.79%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 393,526,052	$ 393,526,052
Holdings Count | Holding	456	456
Advisory Fees Paid, Amount	$ 1,295,708
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$393,526,052
Number of Portfolio Holdings	456
Portfolio Turnover Rate	71%
Advisory Fees Paid	$1,295,708

Holdings [Text Block]

Asset Class Weightings (%)

Corporate Bonds & Notes	31.6%
Exchange Traded Funds (ETFs)	16.5%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	10.8%
U.S. Government Agencies & Obligations	6.5%
Others	9.6%
Short-Term Investments	13.5%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226067
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class Z
Trading Symbol	DSHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (11/03/2021)
Class Z	19.07%	5.04%
Russell 1000 Index	26.48%	7.60%

Performance Inception Date		Nov. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 97,202,580	$ 97,202,580
Holdings Count | Holding	249	249
Advisory Fees Paid, Amount	$ 392,407
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$97,202,580
Number of Portfolio Holdings	249
Portfolio Turnover Rate	9%
Advisory Fees Paid	$392,407

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	97.8%
Short-Term Investments	1.6%
Purchased Options	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202454
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class Z
Trading Symbol	DSMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	Russell Midcap Index	Russell 2000 Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,520	$10,349	$10,385
Feb-19	$9,876	$10,055	$9,466
Aug-19	$10,038	$10,405	$9,046
Feb-20	$9,945	$10,290	$9,000
Aug-20	$10,849	$11,313	$9,591
Feb-21	$15,300	$14,006	$13,589
Aug-21	$16,648	$15,979	$14,106
Feb-22	$15,585	$14,996	$12,772
Aug-22	$14,297	$13,611	$11,584
Feb-23	$14,684	$14,248	$12,004
Aug-23	$14,971	$14,751	$12,122
Feb-24	$16,483	$16,451	$13,210
Aug-24	$17,637	$17,724	$14,362

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	17.74%	11.89%	9.67%
Russell Midcap Index	20.07%	11.19%	9.75%
Russell 2000 Index	18.39%	9.65%	6.06%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 895,161,032	$ 895,161,032
Holdings Count | Holding	2,786	2,786
Advisory Fees Paid, Amount	$ 3,581,509
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$895,161,032
Number of Portfolio Holdings	2,786
Portfolio Turnover Rate	73%
Advisory Fees Paid	$3,581,509

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	95.3%
Exchange Traded Funds (ETFs)	1.8%
REIT	0.0%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Short-Term Investments	2.4%
Money Market Fund	0.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202453
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class Z
Trading Symbol	DMSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	9.98%	6.48%	5.17%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.63%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 720,350,617	$ 720,350,617
Holdings Count | Holding	127	127
Advisory Fees Paid, Amount	$ 3,467,811
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$720,350,617
Number of Portfolio Holdings	127
Portfolio Turnover Rate	25%
Advisory Fees Paid	$3,467,811

Holdings [Text Block]

Asset Class Weightings (%)

Asset-Backed Securities	19.2%
Open-End Funds	18.7%
Collateralized Mortgage Obligations	16.8%
Common Stocks	15.0%
Corporate Bonds & Notes	11.6%
Others	3.1%
Short-Term Investments	15.6%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202459
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class Z
Trading Symbol	DLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,039
Feb-19	$10,154	$10,207
Aug-19	$10,351	$10,504
Feb-20	$10,448	$10,703
Aug-20	$10,349	$10,889
Feb-21	$10,792	$10,912
Aug-21	$10,975	$10,939
Feb-22	$11,210	$10,744
Aug-22	$10,981	$10,497
Feb-23	$11,242	$10,467
Aug-23	$11,555	$10,665
Feb-24	$12,125	$10,952
Aug-24	$12,575	$11,335

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	8.79%	3.95%	3.80%
ICE BofA US Corporate & Government (1-3 Yr) Index	6.25%	1.53%	2.06%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 393,526,052	$ 393,526,052
Holdings Count | Holding	456	456
Advisory Fees Paid, Amount	$ 1,295,708
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$393,526,052
Number of Portfolio Holdings	456
Portfolio Turnover Rate	71%
Advisory Fees Paid	$1,295,708

Holdings [Text Block]

Asset Class Weightings (%)

Corporate Bonds & Notes	31.6%
Exchange Traded Funds (ETFs)	16.5%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	10.8%
U.S. Government Agencies & Obligations	6.5%
Others	9.6%
Short-Term Investments	13.5%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226066
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class I
Trading Symbol	DSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (10/26/2021)
Class I	18.89%	5.32%
Russell 1000 Index	26.48%	8.22%

Performance Inception Date		Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 97,202,580	$ 97,202,580
Holdings Count | Holding	249	249
Advisory Fees Paid, Amount	$ 392,407
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$97,202,580
Number of Portfolio Holdings	249
Portfolio Turnover Rate	9%
Advisory Fees Paid	$392,407

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	97.8%
Short-Term Investments	1.6%
Purchased Options	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202460
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class Z
Trading Symbol	DGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	11.12%	4.14%	4.17%
ICE BofA US High Yield Index	12.42%	4.26%	4.76%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 826,645,185	$ 826,645,185
Holdings Count | Holding	596	596
Advisory Fees Paid, Amount	$ 3,000,283
InvestmentCompanyPortfolioTurnover	73.00%
Holdings [Text Block]

Asset Class Weightings (%)

Corporate Bonds & Notes	78.2%
Senior Loans	8.6%
Preferred Stocks	2.7%
U.S. Government Agencies & Obligations	1.5%
Exchange Traded Funds (ETFs)	1.2%
Others	2.6%
Short-Term Investments	5.2%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 29, 2024 Numeric Investors LLC was appointed to serve a sub-advisor to the Destinations Global Fixed Income Opportunities Fund.
C000202456
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class Z
Trading Symbol	DGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	FTSE All-World High Dividend Yield Index – Net
Jul-18	$10,000	$10,000
Aug-18	$10,190	$10,104
Feb-19	$10,451	$10,016
Aug-19	$10,621	$9,920
Feb-20	$10,390	$9,720
Aug-20	$10,338	$9,854
Feb-21	$11,495	$11,447
Aug-21	$13,112	$12,686
Feb-22	$13,772	$12,895
Aug-22	$13,050	$11,690
Feb-23	$13,671	$12,508
Aug-23	$13,725	$12,919
Feb-24	$14,514	$13,936
Aug-24	$16,420	$15,482

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	19.55%	9.07%	8.40%
FTSE All-World High Dividend Yield Index – Net	19.75%	9.27%	7.37%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 608,628,355	$ 608,628,355
Holdings Count | Holding	159	159
Advisory Fees Paid, Amount	$ 2,013,474
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$608,628,355
Number of Portfolio Holdings	159
Portfolio Turnover Rate	22%
Advisory Fees Paid	$2,013,474

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	79.4%
Exchange Traded Funds (ETFs)	18.3%
Corporate Bonds & Notes	0.2%
Short-Term Investments	1.5%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176692
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class I
Trading Symbol	DLCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	25.14%	13.88%	12.42%
Russell 1000 Index	26.48%	15.49%	13.96%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 4,435,906,440	$ 4,435,906,440
Holdings Count | Holding	282	282
Advisory Fees Paid, Amount	$ 13,412,937
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,435,906,440
Number of Portfolio Holdings	282
Portfolio Turnover Rate	46%
Advisory Fees Paid	$13,412,937

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	96.0%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stock	0.0%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176696
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class I
Trading Symbol	DGEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class I	FTSE All-World High Dividend Yield Index – Net
Mar-17	$10,000	$10,000
Aug-17	$10,146	$10,546
Feb-18	$10,435	$11,184
Aug-18	$10,934	$10,962
Feb-19	$11,220	$10,866
Aug-19	$11,380	$10,762
Feb-20	$11,132	$10,546
Aug-20	$11,073	$10,691
Feb-21	$12,286	$12,419
Aug-21	$14,014	$13,762
Feb-22	$14,705	$13,990
Aug-22	$13,927	$12,683
Feb-23	$14,583	$13,569
Aug-23	$14,618	$14,016
Feb-24	$15,458	$15,119
Aug-24	$17,460	$16,796

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	19.36%	8.90%	7.74%
FTSE All-World High Dividend Yield Index – Net	19.75%	9.27%	7.18%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 608,628,355	$ 608,628,355
Holdings Count | Holding	159	159
Advisory Fees Paid, Amount	$ 2,013,474
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$608,628,355
Number of Portfolio Holdings	159
Portfolio Turnover Rate	22%
Advisory Fees Paid	$2,013,474

Holdings [Text Block]

Asset Class Weightings (%)

Common Stocks	79.4%
Exchange Traded Funds (ETFs)	18.3%
Corporate Bonds & Notes	0.2%
Short-Term Investments	1.5%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202458
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class Z
Trading Symbol	DCFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.90%	-0.34%	1.05%
ICE BofA US Broad Market Index	7.31%	-0.08%	1.63%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,963,022,711	$ 1,963,022,711
Holdings Count | Holding	2,005	2,005
Advisory Fees Paid, Amount	$ 5,975,297
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,963,022,711
Number of Portfolio Holdings	2,005
Portfolio Turnover Rate	86%
Advisory Fees Paid	$5,975,297

Holdings [Text Block]

Asset Class Weightings (%)

Mortgage-Backed Securities	24.6%
U.S. Government Agencies & Obligations	20.1%
Corporate Bonds & Notes	19.0%
Collateralized Mortgage Obligations	18.8%
Asset-Backed Securities	11.1%
Others	3.2%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176700
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class I
Trading Symbol	DGFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	10.97%	3.98%	3.82%
ICE BofA US High Yield Index	12.42%	4.26%	4.73%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 826,645,185	$ 826,645,185
Holdings Count | Holding	596	596
Advisory Fees Paid, Amount	$ 3,000,283
InvestmentCompanyPortfolioTurnover	73.00%
Holdings [Text Block]

Asset Class Weightings (%)

Corporate Bonds & Notes	78.2%
Senior Loans	8.6%
Preferred Stocks	2.7%
U.S. Government Agencies & Obligations	1.5%
Exchange Traded Funds (ETFs)	1.2%
Others	2.6%
Short-Term Investments	5.2%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 29, 2024 Numeric Investors LLC was appointed to serve a sub-advisor to the Destinations Global Fixed Income Opportunities Fund.